UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F


FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2005

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Investment Manager Filing this Report:

Name:		Wedgewood Investors, Inc.
Address:		100 State Street, Suite 506
		Erie, PA 16507-1457

Form 13F File Number: 28-05937

The instiutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing This Report:

Name:		Dennis R. Marin
Title:		President
Phone:		814-456-3651

Signature, Place and Date of Signing:

	Dennis R. Marin, Erie, PA, October 31, 2005


Comments:






Reports Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	105

Form 13F Information Table Value Total:	$99,625


List of Other Included Managers:    NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp.                    COM              885535104      326    79800 SH       SOLE                    37000             42800
3M                             COM              604059105      489     6666 SH       SOLE                     3066              3600
Adobe Systems                  COM              00724F101      588    19700 SH       SOLE                    11100              8600
Altria Group Inc.              COM              02209S103     4049    54934 SH       SOLE                    22734             32200
American Express Co.           COM              025816109      609    10600 SH       SOLE                     2000              8600
Amgen Inc.                     COM              031162100     1815    22777 SH       SOLE                     9405             13372
Anheuser Busch Companies Inc.  COM              035229103      809    18800 SH       SOLE                     7100             11700
Arkansas Best                  COM              040790107      324     9300 SH       SOLE                     6000              3300
BP-Amoco                       COM              055622104     1931    27250 SH       SOLE                     1978             25272
BankAmerica Corp.              COM              060505104      650    15440 SH       SOLE                     6618              8822
Boeing Company                 COM              097023105      238     3500 SH       SOLE                      500              3000
Borland Software Corp.         COM              099849101      140    24000 SH       SOLE                    11000             13000
Bright Horizons Family Solutio COM              109195107      238     6200 SH       SOLE                     3800              2400
Carolina Group - Loews Corp    COM              540424207      321     8100 SH       SOLE                     3000              5100
Cerner Corp.                   COM              156782104      287     3300 SH       SOLE                     2300              1000
Chevron Corp. New              COM              166764100      775    11978 SH       SOLE                     1326             10652
Church & Dwight Co. Inc.       COM              171340102      552    14950 SH       SOLE                     5950              9000
Citigroup Inc.                 COM              172967101     2726    59880 SH       SOLE                    25709             34171
Constellation Brands Inc.      COM              21036P108     1217    46800 SH       SOLE                    18600             28200
Corning Inc.                   COM              219350105      395    20450 SH       SOLE                     3000             17450
Corporate Executive Board Co.  COM              21988r102      312     4000 SH       SOLE                     2500              1500
Countrywide Financial Corp.    COM              222372104      498    15096 SH       SOLE                     7898              7198
Coventry Health Care Inc.      COM              222862104      508     5900 SH       SOLE                     3100              2800
Dentsply International, Inc.   COM              249030107      205     3800 SH       SOLE                      700              3100
E. W. Scripps                  COM              811054204     1121    22432 SH       SOLE                    12132             10300
Eastman Kodak                  COM              277461109      436    17900 SH       SOLE                     3000             14900
Engineered Support Systems     COM              292866100      394     9600 SH       SOLE                     7700              1900
Erie Family Life               COM              295242101      322    11215 SH       SOLE                     1375              9840
Erie Indemnity                 COM              29530P102     1480    28050 SH       SOLE                    18039             10011
Exxon Mobil Corporation        COM              30231G102     6381   100419 SH       SOLE                     6901             93518
Fannie Mae                     COM              313586109      215     4800 SH       SOLE                      800              4000
Federal Express                COM              31428X106      383     4400 SH       SOLE                     2200              2200
First Data Corporation         COM              319963104     1476    36900 SH       SOLE                    15900             21000
Fiserv Inc.                    COM              337738108      216     4700 SH       SOLE                     3300              1400
General Dynamics               COM              369550108      215     1800 SH       SOLE                     1200               600
General Electric               COM              369604103     1761    52299 SH       SOLE                    25370             26929
Genesee & Wyoming Inc. Class A COM              371559105      334    10550 SH       SOLE                     7250              3300
H.J. Heinz Company             COM              423074103      616    16868 SH       SOLE                     7218              9650
Home Depot                     COM              437076102     1186    31106 SH       SOLE                    15306             15800
IAC/Interactive Corp.          COM              44919P300      242     9550 SH       SOLE                     4550              5000
IPC Holdings                   COM              012268661      215     6600 SH       SOLE                     3000              3600
Intel Corp.                    COM              458140100      685    27800 SH       SOLE                     3800             24000
L-3 Communications Hlds        COM              502424104     1170    14800 SH       SOLE                     5700              9100
Lawson Software Inc.           COM              520780107      167    24000 SH       SOLE                    11000             13000
Legg Mason Inc.                COM              524901105      866     7897 SH       SOLE                     3300              4597
Marsh & McClellan              COM              571748102      638    21000 SH       SOLE                    10000             11000
Michaels Stores Inc            COM              594087108      436    13200 SH       SOLE                     4600              8600
Microsoft                      COM              594918104     1231    47840 SH       SOLE                    24660             23180
National City Corp.            COM              635405103      450    13446 SH       SOLE                     1500             11946
New York Community Bancorp     COM              649445103      323    19720 SH       SOLE                     9960              9760
North Fork Bancorp             COM              659424105      532    20872 SH       SOLE                    16850              4022
Novell Inc.                    COM              670006105      180    24100 SH       SOLE                    11100             13000
Patterson Cos. Inc.            COM              703395103     1017    25400 SH       SOLE                    10000             15400
PepsiCo Inc.                   COM              713448108      288     5075 SH       SOLE                     3825              1250
Pfizer Inc.                    COM              717081103      435    17420 SH       SOLE                     4800             12620
Procter & Gamble               COM              742718109      628    10570 SH       SOLE                     7068              3502
Schering Plough Corp.          COM              806605101      318    15112 SH       SOLE                     5512              9600
Southern Company               COM              842587107      294     8220 SH       SOLE                     3520              4700
St. Paul Travelers Companies I COM              792860108     1343    29938 SH       SOLE                    13106             16832
Stryker Corp                   COM              863667101      393     7951 SH       SOLE                     4451              3500
Time Warner, Inc.              COM              883717105      230    12700 SH       SOLE                     4050              8650
Tribune                        COM              896047107      227     6700 SH       SOLE                     4800              1900
US Bancorp                     COM              902973304      244     8700 SH       SOLE                     4500              4200
United Healthcare              COM              91324p102      731    13000 SH       SOLE                     6300              6700
United Parcel Service, Class B COM              911312106      325     4700 SH       SOLE                     2000              2700
Varian Medical Systems Inc.    COM              92220P105      344     8700 SH       SOLE                     5000              3700
Verizon Communications         COM              92343V104      569    17403 SH       SOLE                    12080              5323
Wachovia Corp New              COM              337358105      328     6896 SH       SOLE                     4210              2686
Wells Fargo & Co               COM              949746101      515     8800 SH       SOLE                     5550              3250
Yahoo Inc.                     COM              984332106      305     9000 SH       SOLE                     3800              5200
Fidelity Adv Equity Growth Fd  MF               315805101      270     5480 SH       SOLE                     5480
Schwab Instl Select S&P 500    MF               808509798     8896   914296 SH       SOLE                   914296
Seligman Growth Fund A         MF               816335103       41    10205 SH       SOLE                    10205
Vanguard 500 Index Fund        MF               922908108      432     3812 SH       SOLE                     3087               725
Vanguard Windsor II            MF               922018205     3232    99368 SH       SOLE                    98464               905
Calamos Growth Cl A            MF               128119302     4948    90614 SH       SOLE                    89862               752
Janus MC Value Fd              MF               471023598     2410   101173 SH       SOLE                    99629              1544
Meridian Growth Fd             MF               589619105      381    10627 SH       SOLE                    10627
Muhlenkamp Fund                MF               962096103     5017    59164 SH       SOLE                    58621               543
Oakmark Select Fund            MF               413838608     1635    48889 SH       SOLE                    48889
Rainier Small/Mid Growth Fd    MF               750869208      433    13061 SH       SOLE                    13061
T Rowe MC Growth               MF               779556109     6559   119427 SH       SOLE                   118463               964
Buffalo Small Cap              MF               119804102     1206    43256 SH       SOLE                    42788               468
Diamond Hill SC Fd A           MF               25264s304      714    30205 SH       SOLE                    29309               896
FPA Capital                    MF               302539101      284     6275 SH       SOLE                     6275
Janus SC Value Fd              MF               083902205     1571    48713 SH       SOLE                    48713
UMB Scout Sm Cap               MF               90280r102      443    27686 SH       SOLE                    27686
Vanguard Explorer Fd           MF               921926101     1656    20962 SH       SOLE                    20835               127
Artisan Int'l Fund             MF               04314H204     1765    72340 SH       SOLE                    72340
Julius Baer Intl Eqty A        MF               481370104     1002    27886 SH       SOLE                    27183               703
UBS Global Allocation Fd CL A  MF               90262h627      192    13907 SH       SOLE                    13907
ABN Amro Capital 5.90% Series  PFD              00372P203      357    14600 SH       SOLE                     5300              9300
ABN Amro Capital 6.08% Series  PFD              00372Q201      242     9700 SH       SOLE                     4800              4900
Bank of America Capital 7.00%  PFD              055187207      256    10000 SH       SOLE                                      10000
Citigroup Capital 6.10% TRUPS  PFD              173064205      343    13800 SH       SOLE                     4600              9200
Countrywide Capital IV 6.75%   PFD              22238E206      394    15500 SH       SOLE                     3800             11700
Fanniemae  4.75%               PFD              313586836      239     6000 SH       SOLE                      300              5700
Fleet Capital 7.20% Series VII PFD              33889X203      333    13000 SH       SOLE                     1000             12000
GE Capital Corp. 6.625% PINES  PFD              369622527      303    11800 SH       SOLE                     1000             10800
GMAC 7.375%                    PFD              370425308      306    15300 SH       SOLE                     2800             12500
J.P. Morgan Chase Capital 7.00 PFD              46623D200      268    10400 SH       SOLE                                      10400
J.P. Morgan Chase Capital XI 5 PFD              46626V207      394    16200 SH       SOLE                     3900             12300
Provident Capital 10.25% Serie PFD              74386F303      225     8900 SH       SOLE                     4400              4500
SLM Corp Floater CPI + 200     PFD              78442p403      398    16300 SH       SOLE                     9700              6600
Suntrust Capital 7.05% Series  PFD              86789N204      271    10600 SH       SOLE                      300             10300